GENERAL - Direct Subsidiaries (Details) - IDR (Rp) Rp in Billions				12 Months Ended
	Jul. 01, 2023	Jun. 30, 2023	Apr. 19, 2022	Dec. 31, 2023	Dec. 31, 2022
Telkomsel
Direct/ Indirect subsidiaries
Percentage of ownership interest	69.90%	65.00%		70.00%	65.00%
Total assets before elimination				Rp 112,326	Rp 100,085
Mitratel
Direct/ Indirect subsidiaries
Percentage of ownership interest				72.00%	72.00%
Total assets before elimination				Rp 56,996	Rp 56,050
Metra
Direct/ Indirect subsidiaries
Percentage of ownership interest			43.61%	100.00%	100.00%
Total assets before elimination				Rp 18,425	Rp 18,740
TELIN
Direct/ Indirect subsidiaries
Percentage of ownership interest				100.00%	100.00%
Total assets before elimination				Rp 15,175	Rp 13,949
Sigma
Direct/ Indirect subsidiaries
Percentage of ownership interest			56.39%	100.00%	100.00%
Total assets before elimination				Rp 7,603	Rp 8,491
Telkomsat
Direct/ Indirect subsidiaries
Percentage of ownership interest				100.00%	100.00%
Total assets before elimination				Rp 7,927	Rp 6,463
GSD
Direct/ Indirect subsidiaries
Percentage of ownership interest				100.00%	100.00%
Total assets before elimination				Rp 5,592	Rp 5,845
Telkom Akses
Direct/ Indirect subsidiaries
Percentage of ownership interest				100.00%	100.00%
Total assets before elimination				Rp 4,777	Rp 5,308
TDE
Direct/ Indirect subsidiaries
Percentage of ownership interest				100.00%	100.00%
Total assets before elimination				Rp 4,037	Rp 3,189
MetraNet
Direct/ Indirect subsidiaries
Percentage of ownership interest				100.00%	100.00%
Total assets before elimination				Rp 1,654	Rp 1,731
Pt Infrastructure Telekomunikasi
Direct/ Indirect subsidiaries
Percentage of ownership interest				100.00%	100.00%
Total assets before elimination				Rp 1,261	Rp 1,360
PINS
Direct/ Indirect subsidiaries
Percentage of ownership interest				100.00%	100.00%
Total assets before elimination				Rp 775	Rp 797
Pt Napsindo Primatel International
Direct/ Indirect subsidiaries
Percentage of ownership interest				60.00%	60.00%
Total assets before elimination				Rp 5	Rp 5
Infraco
Direct/ Indirect subsidiaries
Percentage of ownership interest				100.00%
Total assets before elimination				Rp 0